Note 20 - Parent Company (Details) - Condensed Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 22,421	$ 20,846
Investment securities available for sale	146,520	154,334
Other assets	7,477	7,045
TOTAL ASSETS	735,139	677,531
LIABILITIES
Short-term borrowings	35,825	14,808
TOTAL LIABILITIES	672,835	613,664
STOCKHOLDERS' EQUITY	62,304	63,867	$ 53,473	$ 55,437
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	735,139	677,531
Parent Company [Member]
ASSETS
Cash and due from banks	1,329	466
Investment securities available for sale	814	783
Other assets	2,475	1,981
TOTAL ASSETS	80,097	75,278
LIABILITIES
Trust preferred securities	8,248	8,248
Short-term borrowings	9,499	3,136
Other liabilities	43	27
TOTAL LIABILITIES	17,790	11,411
STOCKHOLDERS' EQUITY	62,307	63,867
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	80,097	75,278
Parent Company [Member] | Non Bank Subsidiary [Member]
ASSETS
Equity method investments	2,418	2,534
Parent Company [Member] | Subsidiary Banks [Member]
ASSETS
Equity method investments	$ 73,061	$ 69,514